Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies Disclosure [Abstract]
Summary of Lease Costs
The table below summarizes the Company’s operating lease costs from its statements of operations, and cash payments from its statements of cash flows.

	Year Ended December 31,
	2023	2022
Lease expense:
Operating lease expense	$141	$159

Total lease expense	$141	$159

Cash payment information:
Operating cash used for operating leases	$141	$159

Total cash paid for amounts included in the measurement of lease liabilities	$141	$159

Summary of Future Minimum Annual Lease Payments under Operating Leases
The Company’s future minimum annual lease payments under operating leases at December 31, 2023 are as follows (in thousands):

Operating Leases
2024	146
2025	60
2026	11

Total minimum lease payments	$217

Less: amount representing interest	(12)

Present value of obligations under leases	205
Less: current portion	(120)

Noncurrent lease obligations	$85